Document and Entity Information	0 Months Ended
Jan. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 30, 2014
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Jan. 30, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Oct. 28, 2013
UBS GLOBAL ALLOCATION FUND | CLASS A
Risk/Return:
Trading Symbol	BNGLX
UBS GLOBAL ALLOCATION FUND | CLASS C
Risk/Return:
Trading Symbol	BNPCX
UBS GLOBAL ALLOCATION FUND | CLASS Y
Risk/Return:
Trading Symbol	BPGLX